Cover	Apr. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2021
Entity File Number	000-18548
Entity Registrant Name	XILINX, INC.
Entity Central Index Key	0000743988
Entity Tax Identification Number	77-0188631
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2100 Logic Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95124
City Area Code	408
Local Phone Number	559-7778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	XLNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false